SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Aug. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation
A summary of information with respect to share-based compensation is as follows:

	Fiscal
	2023	2022	2021
Total share-based compensation expense included in Net income	$1,913,051	$1,679,789	$1,342,951
Income tax benefit related to share-based compensation included in Net income	585,767	680,335	486,980

Schedule of Restricted Share Unit Activity	Restricted share unit activity during fiscal 2023 is as follows:

	Number of Restricted Share Units	Weighted Average Grant-Date Fair Value
Nonvested balance as of August 31, 2022	14,586,892	$283.16
Granted (1)	8,911,674	267.37
Vested (2)	(6,919,616)	248.06
Forfeited	(1,018,192)	291.38
Nonvested balance as of August 31, 2023	15,560,758	$289.19
(1)The weighted average grant-date fair value for restricted share units granted for fiscal 2023, 2022 and 2021 was $267.37, $387.73 and $263.83, respectively.
(2)The total grant-date fair value of restricted share units vested for fiscal 2023, 2022 and 2021 was $1,716,464, $1,343,403 and $1,156,501, respectively.